INCOME TAXES (Components of income tax provision) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Current:
U.S. federal	$ 432	$ 301	$ 330
U.S. state	52	49	43
Outside United States	305	310	271
Total Current	789	660	644
Deferred:
U.S. federal	159	252	151
U.S. state	1	15	37
Outside United States	(34)	(26)	(115)
Total Deferred	126	241	73
Total	$ 915	$ 901	$ 717